Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2019
Summary of significant accounting policies [abstract]
Schedule of annual price variation
Price variation	June 30, 2016	June 30, 2017	June 30, 2018	June 30, 2019
Annual	41%	19%	29%	56%
Accumulated in three years	105%	90%	117%	139%

Schedule of useful life
Other buildings and facilities	Between 1 and 22 years
Furniture and fixtures	Between 3 and 10 years
Machinery and equipment	Between 1 and 10 years
Vehicles	5 years
Other	3 years